Summary of Accounting Policies - Additional Information (Details)	2 Months Ended	12 Months Ended
	Feb. 29, 2024 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 AUD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Unsecured amount payable payment period		30 days	30 days
Revenue		$ 124,666		$ 108,406	$ 90,683
Percentage of cash amount equal to eligible research and development expenditures		43.50%	43.50%
Reclassification of expense from administrative expenses to research and development expense		$ 8,000,000
Adjustment to contributed equity	$ 3,200,000
Fair value loss on derivative - investor options	(5,600,000)
Fair value loss on derivative - investor options		(11,223,535)			$ 0
Derrivative financial liabilities - investor options	$ 8,700,000	$ 24,840,456
Australian Domiciled Subsidiary
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Ownership percentage in subsidiary		100.00%	100.00%
Leasehold Improvements
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives		8 years	8 years
Bottom of Range
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Other receivable collection period		30 days	30 days
Bottom of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives		3 years	3 years
Top of Range
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Other receivable collection period		60 days	60 days
Top of Range | Research and Development Tax Incentive Scheme
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Revenue			$ 20,000,000
Top of Range | Equipment and Furniture
Description Of Business And Summary Of Significant Accounting Policies [Line Items]
Useful economic lives		10 years	10 years